Note 7 - Long-term Debt and Notes Payable - Long-term Debt (Details) - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Long-term debt	$ 4,528,602	$ 4,853,451
Less current installments	338,094	324,840
Long-term debt, excluding current installments	4,190,508	4,528,611
Virginia Real Estate Loan [Member]
Long-term debt	3,669,294	3,899,076
North Carolina Real Estate Loan [Member]
Long-term debt	$ 859,308	$ 954,375